Common Stock and Warrants - Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	Jun. 30, 2022 $ / shares shares
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares) | shares	8,050,000
Exercise price (in dollars per share) | $ / shares	$ 11.5
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares) | shares	6,700,000
Exercise price (in dollars per share) | $ / shares	$ 11.5